Detail of Certain Balance Sheet Accounts - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Other non-current assets
Receivables		$ 1,928	$ 1,688
Prepaid expenses		919	233
Other		518	469
Other non-current assets, net	$ 3,424	$ 3,365	$ 2,390